LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2013	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Current portions of long-term debt classified as trade payables			$ 416	$ 300
Adjusted shareholders' equity			$ 2,500
Creditor Bank One [Member]
Debt Instrument [Line Items]
Minimum shareholder's equity to be maintained under debt covenants	$ 4,500	$ 4,500
Ratio of shareholders' equity to total assets required to be maintained under debt covenants	17.00%	17.00%